Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

August 7, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commision

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust V
(File Nos. 333-129005 and 811-21823)

CIK No. 0001341256

Ladies and Gentlemen:

On behalf of Pioneer Series Trust V, a Delaware statutory trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the Supplement to the April 1 2017, Prospectus and Summary Prospectus for Pioneer Global Equity Fund (a series of the Trust), which was filed under Rule 497(e) on August 1, 2017 (SEC Accession No. 0001341256-17-000017).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951- 8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.